Note 2 - Acquistions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Property and equipment	$297,630
Intangible assets	153,000
Goodwill	636,104
Total assets acquired	1,086,734
Unfavorable leases	(227,834)
Net assets acquired	$858,900
Property and equipment	$1,346,766
Intangible assets	1,070,500
Goodwill	2,111,564
Total assets acquired	4,528,830
Deferred membership revenue	(107,555)
Net assets acquired	$4,421,275

Property and equipment	$297,630
Intangible assets	153,000
Goodwill	677,204
Total assets acquired	1,127,834
Unfavorable leases	(227,834)
Net assets acquired	$900,000

Business Acquisition, Pro Forma Information [Table Text Block]
	Pro Forma for the Three Months Ended		Pro Forma for the Six Months Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Revenues, net	$3,595,084	$2,393,624	$6,650,946	$4,568,248
Net loss	$(1,992,385)	$(783,166)	$(4,155,929)	$(1,508,163)

	Pro Forma for the Year Ended
	December 31, 2014	December 31, 2013
Revenues, net	$7,306,565	$5,879,654
Net loss	$(3,927,259)	$(374,932)

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	December 31, 2014
	As reported	As revised

Deferred franchise costs - current portion	$668,700	$622,800
Goodwill	$677,204	$636,104
Deferred revenue - current portion	$2,044,500	$1,957,500